Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 12, 2022
Entity Registrant Name	BGSF, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36704
Entity Tax Identification Number	26-0656684
Entity Address, Address Line One	5850 Granite Parkway, Suite 730
Entity Address, City or Town	Plano,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972
Local Phone Number	692-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	BGSF
Security Exchange Name	NYSE
Entity Central Index Key	0001474903
Amendment Flag	true
Amendment Description	BGSF, Inc. (the “Company” or “we” or “us”) filed a Current Report on Form 8-K, with the Securities and Exchange Commission on December 14, 2022 (the “Original Filing”) to report the completion of its acquisition of substantially all of the assets, and assumption of certain of the liabilities, of Horn Solutions, Inc. and Horn Solutions Dallas, LLC (collectively “Horn Solutions”), pursuant to an Asset Purchase Agreement, dated December 12, 2022, by and between the Company, BG Professional, LLC, Horn Solutions, and Gary Horn. In the Original Filing, we stated that required financial statements and pro forma financial information would be filed by amendment within seventy-one (71) calendar days from the date that the Original Filing was required to be filed. This Form 8-K/A is being filed to amend Item 9.01 of the Original Filing to provide the required financial statements and pro forma financial information described under Item 9.01 below. No other amendments are being made to the Original Filing.